Business Combination - Purchased Intangible Assets (Details) - iDoc	Jun. 24, 2024 USD ($)
Business Combination
Amount	$ 12,100,000
Customer relationships
Business Combination
Estimated life of customer list (in years)	10 years
Amount	$ 2,100,000
Developed technology
Business Combination
Estimated life of customer list (in years)	5 years
Amount	$ 10,000,000